LEASES (Schedule of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 3,057	$ 2,348	$ 1,628